Derivative Financial Instruments - Additional Information (Detail) (Interest Rate Swap)	9 Months Ended
Sep. 30, 2012
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Interest rate swaps to hedge against the effects of a change	1-Month LIBOR